Information on market risk and fair value of financial assets and liabilities (telecom activities) - Sensitivity analysis of cash collateral deposits (Details) € in Millions	Dec. 31, 2023 EUR (€)
Market risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Change in fair value of derivatives, appreciation	€ 714
Change in fair value of derivatives, depreciation	(717)
Amount of cash collateral received (paid), appreciation	(714)
Amount of cash collateral received (paid), depreciation	€ 717
Currency risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Change in fair value of derivatives, appreciation	€ (1,051)
Change in fair value of derivatives, depreciation	1,285
Amount of cash collateral received (paid), appreciation	1,051
Amount of cash collateral received (paid), depreciation	€ (1,285)